AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 16, 2010.

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 167	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 168	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road

Wheaton, IL 60187

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (800) 983-0903

Andrew Schlossberg	With a copy to:
301 West Roosevelt Road	Stuart M. Strauss
Wheaton, IL 60187	Dechert LLP
(Name and Address of Agent for Service)	1095 Avenue of the Americas
New York, NY 10036

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐                                    immediately upon filing pursuant to paragraph (b) of Rule 485.

☒                                  on October 15, 2010 pursuant to paragraph (b) of Rule 485.

☐                                    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

☐                                    75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 150 to its Registration Statement until October 15, 2010. Post-Effective Amendment No. 162 to the Trust’s Registration Statement relates to the PowerShares Intermediate Build America Bond Portfolio, which was created pursuant to Post-Effective Amendment No. 150 to the Trust’s Registration Statement filed on June 3, 2010.  The effectiveness of the Registration Statement relating to this change was delayed pursuant to Post-Effective Amendment Nos. 162 and 167 to the Trust’s Registration Statement filed on August 17, 2010 and September 16, 2010 respectively.  Parts A, B and C of Registrant’s Post-Effective Amendment No. 150 under the Securities Act of 1933 and Amendment No. 151 under the Investment Company Act of 1940, filed on June 3, 2010, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 16th day of September, 2010.

PowerShares Exchange-Traded Fund Trust II

By:	/s/ Andrew Schlossberg
Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg	President	September 16, 2010
Andrew Schlossberg

/s/ Bruce T. Duncan	Chief Financial Officer,	September 16, 2010
Bruce T. Duncan	Treasurer and Secretary

*/s/ H. Bruce Bond	Chairman and Trustee	September 16, 2010
H. Bruce Bond

*/s/ Ronn R. Bagge	Trustee	September 16, 2010
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	September 16, 2010
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	September 16, 2010
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	September 16, 2010
Marc M. Kole

*/s/ Philip M. Nussbaum	Trustee	September 16, 2010
Philip M. Nussbaum

*/s/ Donald S. Wilson	Trustee	September 16, 2010
Donald S. Wilson

*By: /s/ Stuart M. Strauss		September 16, 2010
Stuart M. Strauss
Attorney-In-Fact